Quarterly Report
May 31, 2021
MFS®  Diversified
Income Fund
DIF-Q1

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 39.3%
Automotive – 0.7%
Magna International, Inc.	235,952	$23,290,241
Zhengzhou Yutong Bus Co. Ltd., “A”	715,675	1,494,225
		$24,784,466
Biotechnology – 0.1%
Gilead Sciences, Inc.	77,658	$5,133,970
Brokerage & Asset Managers – 0.1%
IG Group Holdings PLC	178,865	$2,177,753
Business Services – 0.1%
Amdocs Ltd.	57,262	$4,472,162
Chemicals – 0.2%
Eastman Chemical Co.	50,467	$6,328,562
Computer Software – 0.4%
Adobe Systems, Inc. (a)	4,667	$2,354,875
Microsoft Corp.	50,921	12,713,955
		$15,068,830
Computer Software - Systems – 1.3%
Fujitsu Ltd.	17,200	$2,793,881
Hitachi Ltd.	465,400	24,381,536
Hon Hai Precision Industry Co. Ltd.	2,146,000	8,823,438
Samsung Electronics Co. Ltd.	151,627	10,985,980
		$46,984,835
Construction – 2.4%
American Homes 4 Rent, “A”, REIT	618,835	$23,559,049
AvalonBay Communities, Inc., REIT	148,780	30,788,533
D.R. Horton, Inc.	21,056	2,006,426
ICA Tenedora S.A. de C.V. (a)	560,019	1,120,836
Mid-America Apartment Communities, Inc., REIT	162,753	26,154,407
		$83,629,251
Consumer Products – 1.1%
Colgate-Palmolive Co.	203,450	$17,045,041
Kimberly-Clark Corp.	165,038	21,558,914
		$38,603,955
Containers – 0.1%
Graphic Packaging Holding Co.	142,871	$2,525,959
Electrical Equipment – 0.8%
Schneider Electric SE	182,793	$28,924,578
Electronics – 1.4%
Intel Corp.	246,898	$14,102,814
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	253,575	29,759,562
Texas Instruments, Inc.	27,396	5,200,308
		$49,062,684

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.2%
China Shenhua Energy Co. Ltd.	2,463,000	$5,578,795
Frontera Energy Corp. (a)	72,682	380,576
		$5,959,371
Energy - Integrated – 0.5%
China Petroleum & Chemical Corp.	30,802,000	$16,390,270
LUKOIL PJSC, ADR	13,850	1,128,221
		$17,518,491
Engineering - Construction – 0.2%
Doosan Bobcat, Inc. (a)	26,621	$1,229,159
Quanta Services, Inc.	42,319	4,035,117
		$5,264,276
Food & Beverages – 1.4%
General Mills, Inc.	372,579	$23,420,316
J.M. Smucker Co.	167,488	22,324,476
PepsiCo, Inc.	29,865	4,418,228
		$50,163,020
Food & Drug Stores – 0.1%
Albertsons Cos., Inc., “A” (l)	178,640	$3,428,101
Magnit OJSC, GDR	76,703	1,171,255
		$4,599,356
Forest & Paper Products – 0.2%
Rayonier, Inc., REIT	220,871	$8,435,063
General Merchandise – 0.2%
BIM Birlesik Magazalar A.S.	498,303	$3,755,072
Wal-Mart de Mexico S.A.B. de C.V.	1,355,814	4,450,423
		$8,205,495
Insurance – 1.5%
Equitable Holdings, Inc.	245,101	$7,781,957
Hartford Financial Services Group, Inc.	80,945	5,289,756
Manulife Financial Corp.	1,065,475	22,307,003
MetLife, Inc.	131,109	8,569,284
NN Group N.V.	56,001	2,844,009
Samsung Fire & Marine Insurance Co. Ltd.	35,351	6,729,433
		$53,521,442
Leisure & Toys – 0.1%
Brunswick Corp.	23,832	$2,436,345
Machinery & Tools – 0.8%
AGCO Corp.	16,218	$2,244,085
Eaton Corp. PLC	177,340	25,758,635
		$28,002,720
Major Banks – 1.6%
Banco do Brasil	279,100	$1,783,892
BOC Hong Kong Holdings Ltd.	1,853,500	6,698,577
China Construction Bank Corp.	9,851,000	8,097,634
DBS Group Holdings Ltd.	994,100	22,593,524
UBS Group AG	1,006,592	16,333,253
		$55,506,880

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.9%
Encompass Health Corp.	99,974	$8,576,770
HCA Healthcare, Inc.	37,205	7,991,262
McKesson Corp.	62,411	12,007,252
Quest Diagnostics, Inc.	11,808	1,554,759
		$30,130,043
Metals & Mining – 0.8%
Fortescue Metals Group Ltd.	421,702	$7,320,147
MMC Norilsk Nickel PJSC, ADR	94,551	3,386,817
POSCO	5,364	1,713,892
Rio Tinto PLC	152,018	13,096,540
Vale S.A.	168,200	3,684,561
		$29,201,957
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	440,398	$2,915,659
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	342,792	$8,093,319
Network & Telecom – 2.3%
CoreSite Realty Corp., REIT	172,770	$20,948,362
Equinix, Inc., REIT	53,844	39,667,952
QTS Realty Trust, Inc., REIT, “A”	316,944	20,087,911
		$80,704,225
Other Banks & Diversified Financials – 0.5%
Citigroup, Inc.	60,087	$4,729,448
Sberbank of Russia, ADR	342,946	5,787,214
SLM Corp.	204,265	4,136,366
Synchrony Financial	48,054	2,278,240
Tisco Financial Group PCL	859,400	2,469,382
		$19,400,650
Pharmaceuticals – 3.3%
Bayer AG	190,565	$11,996,509
Eli Lilly & Co.	75,021	14,984,694
Johnson & Johnson	89,907	15,216,760
Merck & Co., Inc.	408,953	31,035,443
Novartis AG	125,987	11,061,795
Roche Holding AG	94,385	32,835,500
		$117,130,701
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	36,792,338	$750,610
Printing & Publishing – 0.0%
Transcontinental, Inc.	50,372	$939,415
Real Estate – 11.4%
Alexandria Real Estate Equities, Inc., REIT	110,278	$19,658,156
Boston Properties, Inc., REIT	104,300	12,261,508
Brixmor Property Group, Inc., REIT	925,616	21,020,739
Douglas Emmett, Inc.	352,146	12,226,509
Empire State Realty Trust, REIT, “A”	375,055	4,436,901
EPR Properties, REIT (a)	58,047	2,853,010
Equity Lifestyle Properties, Inc., REIT	278,252	19,716,937
Extra Space Storage, Inc., REIT	218,743	32,769,889

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Host Hotels & Resorts, Inc., REIT (a)	914,994	$15,710,447
Medical Properties Trust, Inc., REIT	967,599	20,484,071
National Retail Properties, Inc., REIT	258,191	11,967,153
National Storage Affiliates Trust, REIT	30,389	1,400,933
Omega Healthcare Investors, Inc., REIT	62,509	2,289,080
Prologis, Inc., REIT	478,031	56,331,173
Shimao Property Holdings Ltd.	1,222,500	3,465,203
Simon Property Group, Inc., REIT	186,243	23,930,363
STAG Industrial, Inc., REIT	550,050	19,642,285
Starwood Property Trust, Inc., REIT	160,185	4,067,097
STORE Capital Corp., REIT	637,104	21,916,378
Sun Communities, Inc., REIT	126,906	21,246,602
Urban Edge Properties, REIT	971,649	18,801,408
VICI Properties, Inc., REIT	897,097	27,926,630
Welltower, Inc., REIT	402,868	30,122,440
		$404,244,912
Specialty Chemicals – 0.1%
Nitto Denko Corp.	35,200	$2,729,455
Telecommunications - Wireless – 1.8%
American Tower Corp., REIT	58,323	$14,899,194
KDDI Corp.	715,000	24,273,039
Mobile TeleSystems PJSC, ADR	194,622	1,774,953
Turkcell Iletisim Hizmetleri AS	753,201	1,405,886
Vodafone Group PLC	11,051,386	20,144,003
		$62,497,075
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	284,843	$5,158,623
PT Telekom Indonesia	7,058,100	1,700,271
		$6,858,894
Tobacco – 1.0%
British American Tobacco PLC	345,616	$13,321,282
Imperial Brands PLC	356,921	8,113,242
Japan Tobacco, Inc.	680,700	13,444,276
		$34,878,800
Trucking – 0.1%
United Parcel Service, Inc., “B”	22,050	$4,731,930
Utilities - Electric Power – 1.1%
CLP Holdings Ltd.	468,500	$4,759,578
DTE Energy Co.	17,604	2,429,176
E.ON SE	206,826	2,500,592
ENGIE Energía Brasil S.A.	229,600	1,743,570
Exelon Corp.	200,995	9,068,894
Iberdrola S.A.	678,822	9,126,922
Transmissora Alianca de Energia Eletrica S.A., IEU	553,490	4,086,976
Xcel Energy, Inc.	73,710	5,224,565
		$38,940,273
Total Common Stocks		$1,391,457,382
Bonds – 33.6%
Aerospace & Defense – 0.0%
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)	$1,258,000	$1,319,894

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – 1.0%
Arbor Realty Trust, Inc., FLR, 1.601% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	$998,500	$998,188
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.151% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	1,252,497	1,251,714
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.646%, 2/15/2054 (i)	3,575,731	449,625
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 8/15/2053	1,701,492	1,679,478
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)	6,704,170	582,069
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	6,509,662	451,939
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	2,150,000	2,290,603
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	516,066	533,704
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	771,605	834,012
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.876%, 12/15/2072 (i)(n)	9,486,410	591,074
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	386,670	377,651
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	1,082,036	1,068,389
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	958,000	940,074
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	4,836,926	293,383
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,800,000	1,986,763
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	58,835	63,865
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,750,000	1,898,212
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	215,557	215,567
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.911%, 2/13/2053	1,421,853	1,514,773
LoanCore Ltd., 2021-CRE5, “AS”, 1.851%, 7/15/2036 (n)(w)	750,000	750,000
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.69% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,390,920	2,402,561
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	985,000	984,077
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	1,241,000	1,239,838
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.8% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	1,592,000	1,603,939
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	700,873	775,556
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.857%, 12/15/2051 (i)	10,002,013	533,942
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	2,703,059	266,280
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 0.984% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	642,843	642,683
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	1,308,942	1,302,078
PFP III Ltd., 2021-7, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	1,384,000	1,380,541
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	2,026,203	2,019,784
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,121,346	1,241,590
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.944%, 1/15/2052 (i)(n)	5,882,533	348,816
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	3,335,874	3,606,210
		$37,118,978
Automotive – 0.1%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$1,689,000	$1,741,375
Hyundai Capital America, 2.375%, 2/10/2023 (n)	789,000	810,918
Hyundai Capital America, 2.375%, 10/15/2027 (n)	597,000	607,840
Hyundai Capital America, 1.8%, 1/10/2028 (n)	852,000	834,481
		$3,994,614
Broadcasting – 0.2%
Prosus N.V., 3.68%, 1/21/2030 (n)	$3,166,000	$3,359,953
Prosus N.V., 4.027%, 8/03/2050 (n)	1,149,000	1,094,058
Prosus N.V., 3.832%, 2/08/2051 (n)	1,016,000	938,101
Weibo Corp., 3.375%, 7/08/2030	1,657,000	1,693,680
		$7,085,792
Brokerage & Asset Managers – 0.0%
Banco BTG Pactual S.A. (Cayman Islands Branch), 4.5%, 1/10/2025	$1,548,000	$1,609,920
Building – 0.1%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)	$841,000	$946,974
CEMEX S.A.B. de C.V., 3.875%, 7/11/2031 (n)	1,252,000	1,253,578
		$2,200,552

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.1%
Tencent Holdings Ltd., 2.39%, 6/03/2030 (n)		$3,235,000	$3,185,552
Cable TV – 0.2%
Cable Onda S.A., 4.5%, 1/30/2030 (n)		$1,842,000	$1,941,928
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028 (n)		1,467,000	1,518,345
VTR Finance N.V., 6.375%, 7/15/2028 (n)		2,925,000	3,085,875
			$6,546,148
Chemicals – 0.2%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$466,000	$465,422
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		1,352,000	1,360,072
Consolidated Energy Finance S.A., 6.875%, 6/15/2025		293,000	294,749
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,552,000	1,602,440
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		2,503,000	2,616,136
Synthos S.A., 2.5%, 6/07/2028 (n)(w)	EUR	1,249,000	1,523,735
			$7,862,554
Conglomerates – 0.2%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$5,300,000	$5,557,050
Construction – 0.1%
Seazen Group Ltd., 4.45%, 7/13/2025		$1,614,000	$1,599,827
Sunac China Holdings Ltd., 7.5%, 2/01/2024		1,231,000	1,290,179
			$2,890,006
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 2.125%, 2/09/2031		$1,975,000	$1,913,487
B2W Digital Lux S.à r.l., 4.375%, 12/20/2030 (n)		1,498,000	1,492,397
Conservation Fund, 3.474%, 12/15/2029		1,031,000	1,085,239
JD.com, Inc., 3.375%, 1/14/2030		1,160,000	1,219,802
Meituan, 2.125%, 10/28/2025 (n)		865,000	857,017
Meituan, 3.05%, 10/28/2030 (n)		1,511,000	1,460,250
MercadoLibre, Inc., 2.375%, 1/14/2026		550,000	549,931
MercadoLibre, Inc., 3.125%, 1/14/2031		507,000	492,987
			$9,071,110
Containers – 0.1%
Can-Pack S.A., 2.375%, 11/01/2027 (n)	EUR	445,000	$555,782
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025 (n)		$412,000	417,109
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		2,724,000	2,732,172
			$3,705,063
Emerging Market Quasi-Sovereign – 3.4%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$3,830,000	$4,443,374
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048 (n)		2,794,028	2,999,249
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		792,819	851,052
Autoridad del Canal de Panama, 4.95%, 7/29/2035 (n)		281,000	342,694
Autoridad del Canal de Panama, 4.95%, 7/29/2035		1,220,000	1,487,851
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023		1,500,000	1,567,500
Banco Nacional de Panama, 2.5%, 8/11/2030 (n)		241,000	234,662
Bank Mandiri, 3.75%, 4/11/2024		543,000	574,494
Biz Finance PLC (Ukraine), 9.75%, 1/22/2025		337,500	362,806
CDBL Funding 1 (People's Republic of China), 4.25%, 12/02/2024		854,000	927,862
China Construction Bank Corp., 4.25% to 2/27/2024, FLR (CMT - 5yr. + 1.88%) to 2/27/2029		1,764,000	1,896,829
China Development Bank Financial Leasing Co. Ltd., 2.875%, 9/28/2030		1,618,000	1,647,270
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)		1,360,000	1,339,614
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		935,000	938,834
Development Bank of Kazakhstan, 4.125%, 12/10/2022		1,663,000	1,733,345

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
DP World Salaam (United Arab Emirates), 6% to 1/01/2026, FLR (CMT - 5yr. + 5.75%) to 1/01/2031, FLR (CMT - 5yr. + 6.75%) to 1/01/2070		$2,760,000	$3,034,620
Emirates NBD Bank PJSC, 6.125% to 7/09/2026, FLR (Swap Rate - 6yr. + 5.702%) to 1/09/2170		1,170,000	1,276,938
Empresa de Transmision Electrica S.A. (Republic of Panama), 5.125%, 5/02/2049 (n)		1,694,000	1,838,837
Empresa Nacional del Petroleo (Republic of Chile), 4.375%, 10/30/2024 (n)		2,469,000	2,662,273
Empresas Publicas de Medellin E.S.P., 4.25%, 7/18/2029		448,000	440,205
Empresas Publicas de Medellin E.S.P., 4.375%, 2/15/2031 (n)		1,193,000	1,169,379
ENA Master Trust (Republic of Panama), 4%, 5/19/2048 (n)		579,000	584,790
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026		3,292,000	3,649,840
EQUATE Petrochemical B.V. (State of Kuwait), 2.625%, 4/28/2028 (n)		548,000	551,425
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		2,885,000	3,234,806
Export-Import Bank of India, 3.875%, 2/01/2028 (n)		2,738,000	2,934,653
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		2,354,000	2,171,647
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)		1,193,000	1,218,650
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		2,640,000	2,520,382
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,689,000	1,893,369
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,553,000	1,618,040
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,612,000	1,623,510
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)		2,468,000	2,591,400
MDGH - GMTN B.V. (United Arab Emirates), 2.875%, 11/07/2029 (n)		2,464,000	2,566,010
MEGlobal Canada ULC (State of Kuwait), 5.875%, 5/18/2030 (n)		910,000	1,117,389
NAK Naftogaz Ukraine via Standard Bank London Holdings PLC, 7.625%, 11/08/2026 (n)		3,111,000	3,154,589
NTPC Ltd. (Republic of India), 7.375%, 8/10/2021	INR	120,000,000	1,637,674
NTPC Ltd. (Republic of India), 7.25%, 5/03/2022		90,000,000	1,237,798
OCP S.A. (Republic of Madagascar), 6.875%, 4/25/2044		$2,448,000	2,992,680
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031 (n)		3,227,000	3,255,623
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		1,210,000	1,277,058
Petroleos Mexicanos, 6.875%, 10/16/2025 (n)		1,634,000	1,825,015
Petroleos Mexicanos, 6.49%, 1/23/2027		1,374,000	1,468,146
Petroleos Mexicanos, 6.84%, 1/23/2030		3,174,000	3,289,057
Petroleos Mexicanos, 7.69%, 1/23/2050		5,408,000	5,191,680
Petroleos Mexicanos, 6.95%, 1/28/2060		3,229,000	2,859,570
PJSC State Savings Bank of Ukraine, 9.375%, 3/10/2023		1,178,800	1,231,846
PJSC State Savings Bank of Ukraine, 9.625%, 3/20/2025		852,800	911,643
PT Bank Negara Indonesia (Persero) Tbk, 3.75%, 3/30/2026		1,293,000	1,322,081
PT Indonesia Asahan Aluminium (Persero), 4.75%, 5/15/2025 (n)		1,905,000	2,093,595
PT Indonesia Asahan Aluminium (Persero), 5.8%, 5/15/2050 (n)		1,191,000	1,381,560
PT Pertamina (Persero) (Republic of Indonesia), 6.45%, 5/30/2044		1,662,000	2,112,413
PT Perusahaan Listrik Negara (Republic of Indonesia), 6.15%, 5/21/2048 (n)		1,317,000	1,619,910
PTT Treasury Center Co. Ltd. (Kingdom of Thailand), 3.7%, 7/16/2070 (n)		1,999,000	1,903,271
Saudi Arabian Oil Co., 3.5%, 11/24/2070 (n)		1,098,000	1,023,652
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026 (n)		5,170,000	6,204,000
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,787,000	1,967,686
State Oil Company of the Azerbaijan Republic, 4.75%, 3/13/2023		3,933,000	4,169,373
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		2,267,000	2,823,549
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 5.375%, 3/02/2026 (n)		1,464,000	1,427,259
Transnet SOC Ltd. (Republic of South Africa), 4%, 7/26/2022		1,603,000	1,634,964
			$120,061,291
Emerging Market Sovereign – 8.6%
Arab Republic of Egypt, 0%, 8/03/2021	EGP	26,300,000	$1,640,716
Arab Republic of Egypt, 0%, 8/10/2021		27,400,000	1,705,028
Arab Republic of Egypt, 6.125%, 1/31/2022		$7,492,000	7,694,284
Arab Republic of Egypt, 5.577%, 2/21/2023 (n)		1,218,000	1,280,522
Arab Republic of Egypt, 5.875%, 6/11/2025		2,005,000	2,150,964
Arab Republic of Egypt, 7.5%, 1/31/2027		1,900,000	2,163,340
Arab Republic of Egypt, 6.588%, 2/21/2028		1,753,000	1,880,794
Arab Republic of Egypt, 7.6%, 3/01/2029 (n)		1,396,000	1,553,943
Arab Republic of Egypt, 7.625%, 5/29/2032 (n)		3,472,000	3,754,246

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		$1,710,000	$1,875,661
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		1,617,000	1,551,026
Commonwealth of Bahamas, 8.95%, 10/15/2032		1,130,000	1,293,850
Dominican Republic, 6.875%, 1/29/2026		3,004,000	3,502,664
Dominican Republic, 5.95%, 1/25/2027		3,057,000	3,460,524
Dominican Republic, 6%, 7/19/2028 (n)		3,561,000	4,064,881
Dominican Republic, 4.875%, 9/23/2032 (n)		3,806,000	3,937,307
Dominican Republic, 5.3%, 1/21/2041 (n)		1,002,000	1,005,006
Dominican Republic, 5.875%, 1/30/2060 (n)		2,282,000	2,247,770
Dominican Republic, 5.875%, 1/30/2060		2,407,000	2,370,895
Federal Republic of Nigeria, 7.625%, 11/21/2025		1,042,000	1,184,233
Federal Republic of Nigeria, 6.5%, 11/28/2027 (n)		2,571,000	2,739,400
Federal Republic of Nigeria, 7.143%, 2/23/2030 (n)		521,000	553,781
Federal Republic of Nigeria, 7.875%, 2/16/2032		1,417,000	1,534,753
Federal Republic of Nigeria, 7.696%, 2/23/2038		1,937,000	1,997,551
Federative Republic of Brazil, 10%, 1/01/2023	BRL	14,946,000	2,982,283
Government of Jamaica, 8%, 3/15/2039		$3,225,000	4,564,987
Government of Jamaica, 7.875%, 7/28/2045		1,935,000	2,726,415
Government of Malaysia, 4.065%, 6/15/2050	MYR	12,547,000	2,866,326
Government of Romania, 2.625%, 12/02/2040 (n)	EUR	602,000	727,434
Government of Ukraine, 7.75%, 9/01/2024 (n)		$2,600,000	2,860,104
Government of Ukraine, 7.75%, 9/01/2025		4,164,000	4,611,847
Government of Ukraine, 7.75%, 9/01/2026		3,434,000	3,825,249
Government of Ukraine, 6.876%, 5/21/2029 (n)		2,213,000	2,305,765
Government of Ukraine, 4.375%, 1/27/2030 (n)	EUR	1,074,000	1,228,105
Government of Ukraine, 7.253%, 3/15/2033 (n)		$3,003,000	3,153,150
Government of Ukraine, 7.253%, 3/15/2033		3,089,000	3,243,450
Government of Ukraine, GDP Linked Bond, 0%, 5/31/2040		6,063,000	6,717,076
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030 (n)		2,432,000	2,526,240
Islamic Republic of Pakistan, 8.875%, 4/08/2051 (n)		1,504,000	1,616,800
Kingdom of Morocco, 1.375%, 3/30/2026 (n)	EUR	1,001,000	1,236,081
Kingdom of Morocco, 2.375%, 12/15/2027 (n)		$1,562,000	1,525,887
Kingdom of Morocco, 3%, 12/15/2032 (n)		1,638,000	1,574,315
Kingdom of Morocco, 3%, 12/15/2032		1,357,000	1,304,240
Kingdom of Morocco, 4%, 12/15/2050 (n)		1,126,000	1,027,272
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		1,288,000	1,232,157
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	82,019,000	1,900,669
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$3,844,000	4,454,273
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	53,264,000	1,212,334
Oriental Republic of Uruguay, 3.875%, 7/02/2040		81,579,716	2,155,880
Republic of Angola, 9.375%, 5/08/2048		$2,905,000	3,010,510
Republic of Argentina, 0.125%, 7/09/2030		1,517,982	560,576
Republic of Argentina, 0.125%, 7/09/2035		2,781,057	917,777
Republic of Benin, 4.875%, 1/19/2032 (n)	EUR	1,060,000	1,284,944
Republic of Benin, 6.875%, 1/19/2052 (n)		419,000	530,307
Republic of Chile, 3.1%, 1/22/2061		$1,865,000	1,700,694
Republic of Colombia, 3.875%, 4/25/2027		1,350,000	1,428,800
Republic of Colombia, 5.75%, 11/03/2027	COP	6,255,400,000	1,628,201
Republic of Colombia, 3.25%, 4/22/2032		$2,274,000	2,194,183
Republic of Costa Rica, 6.125%, 2/19/2031		3,248,000	3,467,272
Republic of Costa Rica, 7%, 4/04/2044		2,498,000	2,615,406
Republic of Costa Rica, 7.158%, 3/12/2045		2,531,000	2,663,878
Republic of Cote d'Ivoire, 5.25%, 3/22/2030 (n)	EUR	2,432,000	3,132,186
Republic of Cote d'Ivoire, 5.875%, 10/17/2031 (n)		1,678,000	2,229,189
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		1,724,000	2,130,920
Republic of Cote d'Ivoire, 6.875%, 10/17/2040 (n)		2,193,000	2,924,137
Republic of Cote d'Ivoire, 6.625%, 3/22/2048 (n)		602,000	772,219
Republic of Croatia, 2.75%, 1/27/2030		1,000,000	1,406,840
Republic of Croatia, 1.5%, 6/17/2031		1,210,000	1,531,998

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Croatia, 1.75%, 3/04/2041	EUR	1,325,000	$1,625,315
Republic of Ecuador, 0%, 7/31/2030 (n)		$532,211	300,699
Republic of Ecuador, 0.5%, 7/31/2030		1,965,000	1,707,094
Republic of Ecuador, 0.5%, 7/31/2035 (n)		3,587,406	2,511,184
Republic of Ecuador, 0.5%, 7/31/2035		4,219,000	2,953,300
Republic of Ecuador, 0.5%, 7/31/2040 (n)		3,326,765	2,120,813
Republic of Ecuador, 0.5%, 7/31/2040		2,198,000	1,401,225
Republic of El Salvador, 6.375%, 1/18/2027		1,580,000	1,546,662
Republic of Ghana, 7.75%, 4/07/2029 (n)		1,182,000	1,217,460
Republic of Ghana, 8.625%, 4/07/2034 (n)		631,000	657,086
Republic of Ghana, 7.875%, 2/11/2035		2,325,000	2,313,375
Republic of Ghana, 8.875%, 5/07/2042 (n)		596,000	603,128
Republic of Guatemala, 4.9%, 6/01/2030		4,648,000	5,201,158
Republic of Guatemala, 5.375%, 4/24/2032 (n)		880,000	1,012,000
Republic of Guatemala, 6.125%, 6/01/2050		2,624,000	3,155,360
Republic of Hungary, 1.75%, 6/05/2035	EUR	2,896,000	3,722,444
Republic of India, 7.27%, 4/08/2026	INR	269,280,000	3,940,430
Republic of India, 7.26%, 1/14/2029		283,120,000	4,119,952
Republic of Indonesia, 1.1%, 3/12/2033	EUR	1,082,000	1,288,828
Republic of Indonesia, 7.5%, 6/15/2035	IDR	20,071,000,000	1,455,183
Republic of Indonesia, 4.35%, 1/11/2048		$1,978,000	2,184,996
Republic of Kenya, 7%, 5/22/2027 (n)		1,709,000	1,884,624
Republic of Kenya, 8%, 5/22/2032 (n)		2,010,000	2,268,084
Republic of Kenya, 8%, 5/22/2032		3,895,000	4,395,118
Republic of Kenya, 8.25%, 2/28/2048 (n)		1,974,000	2,186,205
Republic of Kenya, 8.25%, 2/28/2048		1,785,000	1,976,888
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	1,618,000	1,917,995
Republic of Pakistan, 6%, 4/08/2026 (n)		$1,550,000	1,586,890
Republic of Paraguay, 6.1%, 8/11/2044		4,048,000	4,918,320
Republic of Paraguay, 5.6%, 3/13/2048		1,226,000	1,406,835
Republic of Paraguay, 5.4%, 3/30/2050 (n)		1,944,000	2,214,235
Republic of Philippines, 1.2%, 4/28/2033	EUR	2,353,000	2,842,262
Republic of Philippines, 1.75%, 4/28/2041		1,891,000	2,266,161
Republic of Romania, 2.124%, 7/16/2031		1,290,000	1,607,231
Republic of Romania, 2%, 1/28/2032 (n)		3,455,000	4,220,722
Republic of Romania, 2%, 1/28/2032		1,150,000	1,404,871
Republic of Romania, 2%, 4/14/2033 (n)		2,181,000	2,628,364
Republic of Romania, 2.75%, 4/14/2041 (n)		1,029,000	1,242,735
Republic of Senegal, 4.75%, 3/13/2028 (n)		1,883,000	2,406,567
Republic of Senegal, 6.75%, 3/13/2048		$1,061,000	1,077,170
Republic of Serbia, 3.125%, 5/15/2027 (n)	EUR	1,566,000	2,121,395
Republic of Serbia, 1.65%, 3/03/2033 (n)		1,574,000	1,856,094
Republic of South Africa, 4.85%, 9/27/2027		$1,734,000	1,866,547
Republic of South Africa, 4.85%, 9/30/2029		1,946,000	2,062,760
Republic of South Africa, 8%, 1/31/2030	ZAR	37,114,000	2,556,030
Republic of South Africa, 8.25%, 3/31/2032		63,469,000	4,191,944
Republic of Sri Lanka, 6.125%, 6/03/2025		$4,379,000	3,150,690
Republic of Sri Lanka, 7.55%, 3/28/2030		2,892,000	1,929,166
Republic of Turkey, 5.6%, 11/14/2024		2,529,000	2,579,580
Republic of Turkey, 6.375%, 10/14/2025		1,646,000	1,709,783
Republic of Turkey, 4.75%, 1/26/2026		1,172,000	1,141,282
Republic of Turkey, 5.875%, 6/26/2031		1,223,000	1,166,412
Republic of Turkey, 6.625%, 2/17/2045		1,943,000	1,799,179
Republic of Turkey, 5.75%, 5/11/2047		2,106,000	1,752,740
Republic of Uzbekistan, 3.7%, 11/25/2030 (n)		1,498,000	1,483,020
Russian Federation, 4.75%, 5/27/2026		2,800,000	3,170,972
Russian Federation, 4.25%, 6/23/2027		5,600,000	6,229,306
State of Qatar, 3.75%, 4/16/2030 (n)		1,229,000	1,392,710
State of Qatar, 5.103%, 4/23/2048 (n)		2,326,000	3,019,916

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4.817%, 3/14/2049 (n)		$1,236,000	$1,556,816
Sultanate of Oman, 6%, 8/01/2029		1,515,000	1,600,658
Sultanate of Oman, 6.25%, 1/25/2031 (n)		1,400,000	1,484,246
Sultanate of Oman, 6.75%, 1/17/2048		2,630,000	2,567,774
Sultanate of Oman, 7%, 1/25/2051 (n)		3,249,000	3,238,272
United Mexican States, 1.45%, 10/25/2033	EUR	722,000	830,630
United Mexican States, 4.5%, 1/31/2050		$1,241,000	1,297,006
			$304,095,412
Energy - Independent – 0.4%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,724,000	$1,784,520
Energean Israel Finance Ltd., 5.375%, 3/30/2028		1,533,000	1,588,341
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		2,841,000	3,188,307
Medco Bell Pte. Ltd., 6.375%, 1/30/2027 (n)		1,718,000	1,767,822
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		2,119,000	2,287,312
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		1,507,000	1,626,701
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		3,178,000	3,238,350
			$15,481,353
Financial Institutions – 0.1%
Muthoot Finance Ltd., 4.4%, 9/02/2023 (n)		$2,255,000	$2,298,747
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		2,049,000	2,024,412
			$4,323,159
Food & Beverages – 0.3%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$1,588,000	$1,654,855
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		1,742,000	1,825,268
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		286,250	289,112
Grupo Bimbo S.A.B. de C.V., 5.95%, 4/17/2059		553,000	585,771
JBS Investments II GmbH, 5.75%, 1/15/2028 (n)		1,796,000	1,901,533
JBS Investments II GmbH, 5.75%, 1/15/2028		928,000	982,529
JBS U.S.A. Lux S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc., 6.5%, 4/15/2029		1,107,000	1,238,467
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)		1,304,000	1,458,863
			$9,936,398
Gaming & Lodging – 0.1%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		$1,716,000	$1,682,672
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)		592,000	607,540
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		1,539,000	1,621,721
			$3,911,933
Industrial – 0.2%
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026 (n)		$1,614,000	$1,710,243
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		1,811,000	1,819,620
GEMS Menasa Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/2026 (n)		1,470,000	1,539,825
Howard University, Washington D.C., 2.738%, 10/01/2022		190,000	194,274
Howard University, Washington D.C., 2.801%, 10/01/2023		209,000	215,226
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		181,000	181,740
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		230,000	237,250
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		285,000	292,663
			$6,190,841
International Market Sovereign – 0.0%
Government of Bermuda, 3.375%, 8/20/2050 (n)		$1,290,000	$1,262,007
Internet – 0.0%
Baidu, Inc., 3.075%, 4/07/2025		$641,000	$676,599

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.0%
Province of Santa Fe, 6.9%, 11/01/2027	$2,012,000	$1,368,180
Major Banks – 0.1%
Kasikornbank PLC (Hong Kong Branch), 3.343% to 10/02/2026, FLR (CMT - 5yr. + 1.7%) to 10/02/2031	$1,269,000	$1,300,725
Oversea-Chinese Banking Corp. Ltd., 1.832% to 9/10/2025, FLR (CMT - 1yr. + 1.58%) to 9/10/2030 (n)	723,000	724,157
UBS Group AG, 3.491%, 5/23/2023 (n)	829,000	853,948
		$2,878,830
Medical & Health Technology & Services – 0.2%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$3,192,000	$4,025,727
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	1,721,000	2,046,009
		$6,071,736
Metals & Mining – 0.1%
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	$1,802,000	$1,966,432
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	1,408,000	1,362,240
		$3,328,672
Midstream – 0.2%
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	$2,156,000	$2,112,958
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)	1,779,000	1,761,330
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040 (n)	1,589,000	1,563,420
		$5,437,708
Mortgage-Backed – 9.2%
Fannie Mae, 6%, 7/01/2021 - 6/01/2038	$210,898	$247,477
Fannie Mae, 4.5%, 1/01/2023 - 8/01/2046	13,574,899	15,102,436
Fannie Mae, 2.152%, 1/25/2023	669,355	681,692
Fannie Mae, 2.41%, 5/01/2023	212,896	219,174
Fannie Mae, 2.55%, 5/01/2023	183,394	189,184
Fannie Mae, 2.62%, 5/01/2023	251,946	260,161
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	4,549,038	5,200,674
Fannie Mae, 3.65%, 9/01/2023	750,505	793,151
Fannie Mae, 3.78%, 10/01/2023	442,586	469,857
Fannie Mae, 3.92%, 10/01/2023	987,000	1,051,810
Fannie Mae, 3.5%, 5/25/2025 - 5/01/2049	15,629,053	16,805,523
Fannie Mae, 2.7%, 7/01/2025	680,000	731,440
Fannie Mae, 3.59%, 9/01/2026	347,730	388,365
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	14,410,358	15,744,723
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	13,008,863	13,753,297
Fannie Mae, 4.96%, 6/01/2030	947,492	1,101,436
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	2,423,368	2,533,763
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	777,887	84,544
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	52,111	59,279
Fannie Mae, 3%, 2/25/2033 (i)	910,141	90,970
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	4,635,948	5,362,475
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,443,116	1,482,115
Fannie Mae, 1.75%, 10/25/2041	2,417,311	2,485,668
Fannie Mae, 2.75%, 9/25/2042	1,078,382	1,128,827
Fannie Mae, UMBS, 5.5%, 5/01/2044	633,466	734,442
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	3,889,792	4,054,727
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	1,350,595	1,369,347
Freddie Mac, 2.51%, 11/25/2022	2,731,000	2,810,632
Freddie Mac, 3.32%, 2/25/2023	1,277,000	1,338,673
Freddie Mac, 5%, 4/01/2023 - 12/01/2044	3,301,470	3,785,639
Freddie Mac, 3.25%, 4/25/2023	1,700,000	1,782,495
Freddie Mac, 3.06%, 7/25/2023	226,000	238,042
Freddie Mac, 0.88%, 4/25/2024 (i)	18,291,719	360,993
Freddie Mac, 0.605%, 7/25/2024 (i)	24,158,637	344,724

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.303%, 7/25/2024	$5,037,000	$5,441,098
Freddie Mac, 3.064%, 8/25/2024	2,626,852	2,815,477
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,332,899	1,483,304
Freddie Mac, 2.67%, 12/25/2024	2,555,000	2,728,977
Freddie Mac, 2.811%, 1/25/2025	2,125,000	2,282,629
Freddie Mac, 3.329%, 5/25/2025	3,166,000	3,472,689
Freddie Mac, 3.284%, 6/25/2025	3,500,000	3,835,762
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,449,380	1,586,809
Freddie Mac, 3.01%, 7/25/2025	1,775,000	1,929,342
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	14,592,090	15,641,084
Freddie Mac, 1.368%, 3/25/2027 (i)	2,188,000	162,980
Freddie Mac, 0.576%, 7/25/2027 (i)	45,418,446	1,476,349
Freddie Mac, 0.431%, 8/25/2027 (i)	34,515,526	869,519
Freddie Mac, 0.29%, 1/25/2028 (i)	63,864,186	1,255,985
Freddie Mac, 0.302%, 1/25/2028 (i)	26,328,607	532,907
Freddie Mac, 0.133%, 2/25/2028 (i)	78,743,575	817,870
Freddie Mac, 2.5%, 3/15/2028	287,384	294,856
Freddie Mac, 0.118%, 4/25/2028 (i)	50,556,741	490,992
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	14,993,168	15,851,615
Freddie Mac, 1.089%, 7/25/2029 (i)	8,113,854	640,956
Freddie Mac, 1.144%, 8/25/2029 (i)	14,251,800	1,179,281
Freddie Mac, 1.799%, 4/25/2030 (i)	3,344,437	482,534
Freddie Mac, 1.868%, 4/25/2030 (i)	8,166,315	1,224,412
Freddie Mac, 1.662%, 5/25/2030 (i)	4,373,949	590,487
Freddie Mac, 1.796%, 5/25/2030 (i)	9,928,903	1,444,797
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	1,258,353	1,461,390
Freddie Mac, 1.342%, 6/25/2030 (i)	3,957,955	434,978
Freddie Mac, 1.6%, 8/25/2030 (i)	3,506,241	467,967
Freddie Mac, 1.17%, 9/25/2030 (i)	2,193,674	217,542
Freddie Mac, 0.331%, 1/25/2031 (i)	12,743,720	352,013
Freddie Mac, 0.782%, 1/25/2031 (i)	4,987,462	346,729
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	240,317	284,198
Freddie Mac, 5.5%, 2/15/2036 (i)	226,772	41,717
Freddie Mac, 6.5%, 5/01/2037	8,498	9,953
Freddie Mac, 4.5%, 12/15/2040 (i)	87,333	8,266
Freddie Mac, 1.75%, 8/15/2041	795,008	817,510
Freddie Mac, 2%, 5/25/2060	817,712	827,730
Freddie Mac, UMBS, 2.5%, 8/01/2040	301,633	316,159
Freddie Mac, UMBS, 3%, 2/01/2050 - 6/01/2050	1,609,503	1,693,640
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	183,241	212,201
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2041	3,055,640	3,392,222
Ginnie Mae, 5.7%, 8/20/2034	618,212	708,756
Ginnie Mae, 5.893%, 1/20/2039	841,648	985,677
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	2,229,102	2,398,412
Ginnie Mae, 3.5%, 10/20/2041 (i)	370,252	28,856
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	4,507,410	4,831,468
Ginnie Mae, 2.5%, 6/20/2042 - 12/20/2050	1,879,567	1,950,213
Ginnie Mae, 4%, 8/16/2042 (i)	417,754	58,684
Ginnie Mae, 2.25%, 9/20/2043	979,389	998,716
Ginnie Mae, 3%, 4/20/2045 - 10/20/2048	7,721,555	8,125,400
Ginnie Mae, 5%, 1/20/2049	446,204	484,983
Ginnie Mae, 5.87%, 4/20/2058	1,737	2,012
Ginnie Mae, 0.562%, 2/16/2059 (i)	1,454,069	64,146
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 7/15/2051	10,586,635	10,954,908
Ginnie Mae, TBA, 3%, 6/15/2051	3,750,000	3,911,934
Ginnie Mae, TBA, 3.5%, 6/15/2051	9,325,000	9,794,353
Ginnie Mae, TBA, 4%, 6/15/2051	2,350,000	2,492,731
Ginnie Mae, TBA, 2%, 7/15/2051	3,875,000	3,933,353
UMBS, TBA, 1.5%, 6/17/2036	1,750,000	1,771,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2.5%, 6/17/2036 - 7/14/2051	$25,430,000	$26,359,246
UMBS, TBA, 2%, 6/25/2036 - 7/25/2051	41,075,000	41,576,281
UMBS, TBA, 3%, 6/25/2036 - 8/25/2051	20,000,000	20,886,756
		$324,522,827
Municipals – 0.3%
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	$55,000	$57,451
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	255,000	266,234
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	665,000	687,207
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	6,363,000	6,291,568
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	1,210,000	1,563,686
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	1,355,000	1,380,997
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	210,000	214,017
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	175,000	178,336
		$10,639,496
Natural Gas - Distribution – 0.1%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$1,893,000	$1,915,919
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048	2,466,000	2,456,753
		$4,372,672
Natural Gas - Pipeline – 0.0%
Promigas S.A. ESP/Gases del Pacifico SAC, 3.75%, 10/16/2029 (n)	$819,000	$803,644
Oil Services – 0.1%
Guara Norte S.à r.l., 5.198%, 6/15/2034 (n)	$1,282,000	$1,297,384
MV24 Capital B.V., 6.748%, 6/01/2034	1,179,115	1,266,086
		$2,563,470
Oils – 0.2%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$1,740,000	$1,914,000
Puma International Financing S.A., 5%, 1/24/2026	2,372,000	2,389,790
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	2,400,000	2,194,579
		$6,498,369
Other Banks & Diversified Financials – 0.6%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$1,239,000	$1,215,471
Banco General S.A., 5.25% to 5/07/2031, FLR (CMT - 10yr. + 3.665%) to 5/07/2071 (n)	800,000	813,000
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	1,456,000	1,474,200
Banco Industrial S. A., 4.875% to 1/29/2026, FLR (CMT - 5yr. + 4.442%) to 1/29/2031 (n)	1,050,000	1,092,000
Bank Leumi le-Israel B.M., 3.275% to 1/29/2026, FLR (CMT - 5yr. + 1.631%) to 1/29/2031 (n)	3,963,000	4,062,075
BBVA Bancomer S.A./Texas, 5.875%, 9/13/2034 (n)	823,000	897,070
Commercial Bank PSQC, 4.5% to 9/03/2026, FLR (CMT - 5yr. + 3.874%) to 9/03/2169	612,000	615,060
Grupo Aval Ltd., 4.375%, 2/04/2030 (n)	1,643,000	1,618,684
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	1,461,000	1,477,641
NBK Tier 1 Financing Ltd., 3.625% to 2/24/2027, FLR (Swap Rate - 6yr. + 2.875%) to 8/24/2169	1,256,000	1,256,000
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)	1,677,000	1,685,670
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024	3,783,000	3,995,756
		$20,202,627
Real Estate - Other – 0.0%
Times China Holdings Ltd., 6.75%, 7/08/2025	$1,256,000	$1,298,382

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – 0.1%
Inter-American Development Bank, 4.375%, 1/24/2044		$511,000	$673,173
West African Development Bank, 4.7%, 10/22/2031 (n)		1,855,000	1,990,489
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	1,280,000	1,613,436
			$4,277,098
Telecommunications - Wireless – 0.2%
Kenbourne Invest S.A., 4.7%, 1/22/2028 (n)		$2,472,000	$2,490,540
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		512,000	534,682
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027		1,203,000	1,267,661
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027 (n)		1,846,000	1,945,223
VEON Holdings B.V., 4%, 4/09/2025 (n)		1,444,000	1,527,896
			$7,766,002
Transportation - Services – 0.2%
Aeropuertos Dominicanos Siglo XXI S.A., 6.75%, 3/30/2029		$737,000	$781,220
Cliffton Ltd., 6.25%, 10/25/2025 (n)		1,732,000	1,725,938
Delhi International Airport Ltd., 6.45%, 6/04/2029 (n)		1,600,000	1,609,280
Hacienda Investments Ltd. via DME Airport Ltd., 5.35%, 2/08/2028 (n)		1,281,000	1,331,664
ICTSI Treasury B.V., 5.875%, 9/17/2025		1,055,000	1,231,244
			$6,679,346
U.S. Government Agencies and Equivalents – 0.1%
AID Tunisia, 2.452%, 7/24/2021		$728,000	$728,903
Small Business Administration, 6.07%, 3/01/2022		2,789	2,834
Small Business Administration, 5.16%, 2/01/2028		29,518	32,134
Small Business Administration, 2.21%, 2/01/2033		159,737	163,907
Small Business Administration, 2.22%, 3/01/2033		271,010	277,696
Small Business Administration, 3.15%, 7/01/2033		308,005	326,787
Small Business Administration, 3.16%, 8/01/2033		370,372	392,805
Small Business Administration, 3.62%, 9/01/2033		306,075	330,954
Tennessee Valley Authority, 0.75%, 5/15/2025		1,502,000	1,512,719
			$3,768,739
U.S. Treasury Obligations – 5.0%
U.S. Treasury Bonds, 6.375%, 8/15/2027		$106,000	$139,887
U.S. Treasury Bonds, 5.25%, 2/15/2029		2,965,000	3,810,720
U.S. Treasury Bonds, 4.375%, 2/15/2038		1,349,000	1,809,294
U.S. Treasury Bonds, 4.5%, 8/15/2039		401,000	550,184
U.S. Treasury Bonds, 3.125%, 2/15/2043		9,137,900	10,571,408
U.S. Treasury Bonds, 2.875%, 5/15/2043		6,853,400	7,622,266
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)		18,008,000	18,761,382
U.S. Treasury Bonds, 2.875%, 11/15/2046		11,828,000	13,199,309
U.S. Treasury Notes, 1.75%, 6/15/2022		16,900,000	17,191,129
U.S. Treasury Notes, 0.125%, 9/30/2022		25,171,000	25,177,883
U.S. Treasury Notes, 2.5%, 8/15/2023		7,225,000	7,593,306
U.S. Treasury Notes, 2.75%, 2/15/2024		7,855,000	8,384,599
U.S. Treasury Notes, 2.5%, 5/15/2024		4,680,000	4,983,651
U.S. Treasury Notes, 1.125%, 2/28/2025		4,104,000	4,198,103
U.S. Treasury Notes, 2.875%, 7/31/2025		1,948,000	2,129,636
U.S. Treasury Notes, 0.25%, 9/30/2025		10,500,000	10,319,941
U.S. Treasury Notes, 2.625%, 12/31/2025		13,800,000	14,992,406
U.S. Treasury Notes, 2%, 11/15/2026		8,336,000	8,811,087
U.S. Treasury Notes, 2.25%, 8/15/2027		8,936,000	9,553,142
U.S. Treasury Notes, 2.375%, 5/15/2029		8,149,500	8,742,249
			$178,541,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.1%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$3,526,000	$3,913,860
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)	3,015,625	3,118,875
AES Gener S.A., 7.125% to 7/06/2024, FLR (Swap Rate - 5yr. + 4.644%) to 7/06/2029, FLR (Swap Rate - 5yr. + 4.894%) to 7/06/2044, FLR (Swap Rate - 5yr. + 5.644%) to 3/26/2079	1,802,000	1,917,328
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)	1,885,000	2,005,206
AES Panama Generation Holdings SRL, 4.375%, 5/31/2030 (n)	1,897,000	1,949,680
Azure Power Energy Ltd., 5.5%, 11/03/2022 (n)	3,114,000	3,168,495
Clean Renewable Power, 4.25%, 3/25/2027 (n)	1,545,000	1,555,043
Energuate Trust, 5.875%, 5/03/2027	1,613,000	1,681,569
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)	1,426,000	1,415,319
ENGIE Energía Chile S.A., 4.5%, 1/29/2025	1,156,000	1,259,762
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	1,219,000	1,310,425
Listrindo Capital B.V., 4.95%, 9/14/2026	1,877,000	1,924,864
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029 (n)	2,190,000	2,176,312
ReNew Power Private Ltd., 5.875%, 3/05/2027 (n)	767,000	815,961
ReNew Wind Energy AP2/ReNew Power Private Ltd., 4.5%, 7/14/2028 (n)	959,000	954,961
Star Energy Co., 4.85%, 10/14/2038 (n)	1,119,000	1,236,495
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)	2,307,875	2,452,140
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	1,536,000	1,582,080
Transelec S.A., 3.875%, 1/12/2029 (n)	3,854,000	4,191,225
		$38,629,600
Utilities - Water – 0.1%
Aegea Finance S.à r.l., 5.75%, 10/10/2024	$1,716,000	$1,780,796
Total Bonds		$1,189,516,002
Convertible Preferred Stocks – 0.2%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%	14,339	$1,633,355
Danaher Corp., 4.75%	857	1,488,609
		$3,121,964
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	83,168	$3,795,788
Total Convertible Preferred Stocks		$6,917,752
Preferred Stocks – 0.1%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	57,515	$3,778,943
Investment Companies (h) – 30.0%
Bond Funds – 25.0%
MFS High Yield Pooled Portfolio (v)	95,666,364	$883,000,537
Money Market Funds – 5.0%
MFS Institutional Money Market Portfolio, 0.03% (v)	177,701,996	$177,701,996
Total Investment Companies		$1,060,702,533
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund, 0.03% (j)	733,844	$733,844

Other Assets, Less Liabilities – (3.2)%		(114,802,713)
Net Assets – 100.0%		$3,538,303,743
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

Portfolio of Investments (unaudited) – continued
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,060,702,533 and $2,592,403,923, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $326,782,752, representing 9.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
EGP	Egypt Pound
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 5/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	11,921,000	USD	2,264,436	Goldman Sachs International	6/04/2021	$10,348
CNH	19,359,000	USD	2,942,097	HSBC Bank	7/16/2021	86,800
EUR	1,042,198	USD	1,254,390	JPMorgan Chase Bank N.A.	7/16/2021	21,151
IDR	63,754,142,000	USD	4,381,100	JPMorgan Chase Bank N.A.	6/24/2021	74,868
KRW	1,628,047,000	USD	1,446,060	Barclays Bank PLC	7/02/2021	19,395
KRW	2,803,440,000	USD	2,490,858	JPMorgan Chase Bank N.A.	7/02/2021	32,604
MYR	4,793,791	USD	1,155,130	Barclays Bank PLC	6/15/2021	6,490
USD	784,249	BRL	4,122,171	JPMorgan Chase Bank N.A.	8/03/2021	2,136
USD	4,217,320	CLP	2,970,132,000	JPMorgan Chase Bank N.A.	6/22/2021	106,562

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	3,266,858	COP	11,598,522,000	Goldman Sachs International	6/08/2021	$139,978
						$500,332
Liability Derivatives
BRL	4,122,171	USD	788,812	JPMorgan Chase Bank N.A.	6/04/2021	$(2,213)
CLP	2,970,132,000	USD	4,264,062	JPMorgan Chase Bank N.A.	6/22/2021	(153,304)
COP	11,598,522,000	USD	3,181,207	Goldman Sachs International	6/08/2021	(54,327)
MXN	69,401,000	USD	3,476,395	Goldman Sachs International	7/16/2021	(10,662)
USD	2,769,215	BRL	16,043,171	JPMorgan Chase Bank N.A.	6/04/2021	(292,167)
USD	1,630,700	COP	6,072,726,800	JPMorgan Chase Bank N.A.	6/15/2021	(5,718)
USD	1,625,155	EUR	1,349,975	Deutsche Bank AG	7/16/2021	(27,074)
USD	45,798,037	EUR	38,381,888	Goldman Sachs International	7/16/2021	(1,177,403)
USD	1,524,148	EUR	1,249,000	JPMorgan Chase Bank N.A.	7/16/2021	(4,498)
USD	1,317,812	EUR	1,089,922	Morgan Stanley Capital Services, Inc.	7/16/2021	(16,140)
USD	5,084,472	EUR	4,213,517	State Street Bank Corp.	7/16/2021	(72,434)
USD	1,382,318	IDR	19,834,191,000	Barclays Bank PLC	6/24/2021	(3,953)
USD	1,567,032	IDR	22,460,271,911	JPMorgan Chase Bank N.A.	6/24/2021	(2,783)
USD	4,450,677	IDR	65,202,414,500	Merrill Lynch International	6/24/2021	(106,515)
USD	6,421,402	INR	475,312,208	JPMorgan Chase Bank N.A.	7/22/2021	(72,339)
USD	3,427,133	MXN	69,401,158	Morgan Stanley Capital Services, Inc.	7/16/2021	(38,608)
USD	6,267,551	ZAR	91,743,151	HSBC Bank	7/16/2021	(367,031)
						$(2,407,169)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	120	$18,783,750	September – 2021	$12,734
U.S. Treasury Note 2 yr	Long	USD	88	19,424,625	September – 2021	1,995
						$14,729
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	264	$34,831,500	September – 2021	$(12,094)
U.S. Treasury Note 5 yr	Short	USD	90	11,146,641	September – 2021	(7,194)
U.S. Treasury Ultra Bond	Long	USD	75	13,893,750	September – 2021	(281)
						$(19,569)
At May 31, 2021, the fund had cash collateral of $1,430,000 and other liquid securities with an aggregate value of $545,924 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$927,446,096	$—	$—	$927,446,096
Japan	67,622,187	—	—	67,622,187
Switzerland	60,230,548	—	—	60,230,548
United Kingdom	57,603,430	—	—	57,603,430
Canada	46,917,235	—	—	46,917,235
Taiwan	38,583,000	—	—	38,583,000
China	35,026,127	—	—	35,026,127
France	28,924,578	—	—	28,924,578
South Korea	24,437,407	—	—	24,437,407
Other Countries	111,773,251	3,590,218	—	115,363,469
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	182,310,321	—	182,310,321
Non - U.S. Sovereign Debt	—	429,695,808	—	429,695,808
Municipal Bonds	—	10,639,496	—	10,639,496
U.S. Corporate Bonds	—	17,854,134	—	17,854,134
Residential Mortgage-Backed Securities	—	324,522,827	—	324,522,827
Commercial Mortgage-Backed Securities	—	25,392,126	—	25,392,126
Asset-Backed Securities (including CDOs)	—	11,726,852	—	11,726,852
Foreign Bonds	—	187,374,438	—	187,374,438
Mutual Funds	1,061,436,377	—	—	1,061,436,377
Total	$2,460,000,236	$1,193,106,220	$—	$3,653,106,456
Other Financial Instruments
Futures Contracts – Assets	$14,729	$—	$—	$14,729
Futures Contracts – Liabilities	(19,569)	—	—	(19,569)
Forward Foreign Currency Exchange Contracts – Assets	—	500,332	—	500,332
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,407,169)	—	(2,407,169)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the MFS High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities. The fund held one worthless level 3 security at the beginning of the period which was disposed of during the period for $0 and no realized gain or loss.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,016,507,214	$13,779,986	$148,619,765	$449,881	$883,221	$883,000,537
MFS Institutional Money Market Portfolio	165,569,182	471,422,374	459,289,560	—	—	177,701,996
	$1,182,076,396	$485,202,360	$607,909,325	$449,881	$883,221	$1,060,702,533
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$13,367,739	$—
MFS Institutional Money Market Portfolio	20,334	—
	$13,388,073	$—

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2021, are as follows:
United States	66.2%
Canada	2.3%
Japan	1.9%
China	1.9%
Switzerland	1.8%
United Kingdom	1.6%
India	1.2%
Taiwan	1.1%
Mexico	1.0%
Other Countries	21.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.